SCHEDULE OF PORTFOLIO INVESTMENTS
RBC SMID Cap Growth Fund

June 30, 2026 (Unaudited)
Shares		Value
Common Stocks — 99.0%
Communication Services — 1.4%
8,237	Nexstar Media Group, Inc.	$1,471,046

Consumer Discretionary — 12.0%
6,420	Boot Barn Holdings, Inc.*	1,054,613
7,970	Burlington Stores, Inc.*	2,524,896
11,290	Cava Group, Inc.*	886,039
9,080	Dorman Products, Inc.*	1,238,966
4,696	Installed Building Products, Inc.	1,079,329
5,458	LCI Industries	577,893
41,860	Life Time Group Holdings, Inc.*	1,709,563
22,300	Ollie’s Bargain Outlet Holdings, Inc.*	1,714,424
13,760	Planet Fitness, Inc., Class A*	717,859
6,940	Texas Roadhouse, Inc.	1,341,016
		12,844,598
Consumer Staples — 3.3%
14,860	Chefs’ Warehouse, Inc. (The)*	1,428,046
18,821	Performance Food Group Co.*	2,104,000
		3,532,046
Energy — 3.1%
43,460	Archrock, Inc.	1,769,256
39,180	Oceaneering International, Inc.*	1,587,574
		3,356,830
Financials — 8.6%
34,040	Baldwin Insurance Group, Inc. (The)*	904,783
8,776	FirstCash Holdings, Inc.	1,898,424
7,812	Jack Henry & Associates, Inc.	1,076,025
2,007	Kinsale Capital Group, Inc.	661,929
12,370	Shift4 Payments, Inc., Class A*	601,677
24,700	Stifel Financial Corp.	1,723,319
7,673	WEX, Inc.*	1,082,583
7,730	Wintrust Financial Corp.	1,242,366
		9,191,106
Health Care — 19.2%
80,210	ADMA Biologics, Inc.*	671,358
117,570	Alphatec Holdings, Inc.*	1,016,981
22,890	Bio-Techne Corp.	1,617,179
5,370	Charles River Laboratories International, Inc.*	1,217,862
26,797	Haemonetics Corp.*	2,009,775
11,784	HealthEquity, Inc.*	1,064,331
16,180	Integer Holdings Corp.*	1,512,021
2,910	Medpace Holdings, Inc.*	1,541,107
26,908	Merit Medical Systems, Inc.*	1,865,801
31,050	RadNet, Inc.*	1,914,853

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC SMID Cap Growth Fund  (cont.)

June 30, 2026 (Unaudited)
Shares		Value
13,450	Repligen Corp.*	$1,835,118
79,460	Stevanato Group SpA	1,435,842
4,000	UFP Technologies, Inc.*	1,060,520
42,060	Vericel Corp.*	1,871,249
		20,633,997
Industrials — 28.5%
9,410	AAR Corp.*	1,344,971
7,900	AGCO Corp.	945,630
5,263	Applied Industrial Technologies, Inc.	1,779,683
4,930	CACI International, Inc., Class A*	2,283,872
15,560	CBIZ, Inc.*	499,165
2,580	CSW Industrials, Inc.	718,014
4,530	Dycom Industries, Inc.*	2,290,323
7,080	EnPro Industries, Inc.	2,668,664
9,010	Esab Corp.	888,656
4,280	ESCO Technologies, Inc.	1,498,171
45,675	ExlService Holdings, Inc.*	1,181,156
29,050	GXO Logistics, Inc.*	1,472,835
11,462	ICF International, Inc.	835,121
11,850	JBT Marel Corp.	1,718,250
4,377	Landstar System, Inc.	905,207
24,624	Mercury Systems, Inc.*	3,012,254
3,090	MYR Group, Inc.*	1,546,236
6,190	Paylocity Holding Corp.*	647,041
4,660	RBC Bearings, Inc.*	3,001,320
48,520	Tetra Tech, Inc.	1,401,743
		30,638,312
Information Technology — 19.0%
56,170	Alkami Technology, Inc.*	1,017,800
6,770	Appfolio, Inc., Class A*	1,085,569
6,373	Badger Meter, Inc.	945,626
7,790	Camtek Ltd.*	1,270,705
71,350	Cellebrite DI Ltd.*	1,041,710
22,270	Descartes Systems Group, Inc. (The)*	1,541,975
25,400	Dynatrace, Inc.*	1,115,314
14,968	ePlus, Inc.	1,245,787
21,660	JFrog Ltd.*	1,968,461
3,208	Littelfuse, Inc.	1,460,699
6,953	Manhattan Associates, Inc.*	968,205
43,950	Mirion Technologies, Inc.*	788,023
7,386	Novanta, Inc.*	1,198,305
9,060	Onto Innovation, Inc.*	3,428,757
3,590	OSI Systems, Inc.*	785,133
9,632	SPS Commerce, Inc.*	550,661
		20,412,730

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC SMID Cap Growth Fund  (cont.)

June 30, 2026 (Unaudited)
Shares		Value
Materials — 2.6%
7,855	AptarGroup, Inc.	$983,446
4,808	Balchem Corp.	812,312
6,900	Hawkins, Inc.	980,490
		2,776,248
Real Estate — 1.3%
9,024	Lamar Advertising Co., REIT, Class A	1,407,563

Total Common Stocks		106,264,476
(Cost $92,252,273)
Investment Company — 1.7%
1,822,672	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(a)	1,822,672

Total Investment Company		1,822,672
(Cost $1,822,672)

Total Investments		$108,087,148
(Cost $94,074,945) — 100.7%
Liabilities in excess of other assets — (0.7)%		(753,927)
NET ASSETS — 100.0%		$107,333,221

(a)	Affiliated investment.
*	Non-income producing security.

Abbreviations used are defined below:
REIT - Real Estate Investment Trust
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